Income Tax Benefit	12 Months Ended
Dec. 31, 2025
Income Tax Benefit [Abstract]
Income tax benefit
29.	Income tax benefit

a)	Income tax benefit

Components of income tax expense:

	Year ended December 31,
	2023	2024	2025

Current income tax:
Current income tax on profits for the period	$4,457	$40,184	$90,066
Income tax on unappropriated retained earnings	-	9,283	14,030
Prior year income tax underestimation	-	276,516	-
Total current income tax	4,457	325,983	104,096
Deferred income tax:
Relating to origination and reversal of temporary differences	(595,539)	(633,229)	(5,142,960)
Income tax benefit	$(591,082)	$(307,246)	$(5,038,864)
b)	The income tax charge relating to components of other comprehensive income is as follows:

	Year ended December 31,
	2023	2024	2025
Changes in fair value of financial assets at fair value through other comprehensive income	$-	$2,814	$(5,229)

c)	Reconciliation of income tax expense and the accounting profit:

	Year ended December 31,
	2023	2024	2025

Income tax benefit expense calculated at weighted-average statutory tax rate	$(1,108,602)	$(2,318,673)	$(6,180,996)
Expenses disallowed by tax regulation	78,538	1,373,430	120,467
Tax exempt income by tax regulation	(8,826)	(97,804)	-
Taxable loss not recognized as deferred tax assets	447,808	490,820	1,002,448
Change in assessment of realization of deferred tax assets	-	(40,818)	5,187
Prior year income tax (over) underestimation	-	276,516	-
Tax on undistributed earnings	-	9,283	14,030
Income tax benefit	$(591,082)	$(307,246)	$(5,038,864)

Note:	The basis for computing the applicable tax rate are the rates applicable in the respective countries where the Group entities operate (Taiwan: 20%, Japan: 34.59%, Hong Kong: 16.5%, Cayman: 0%).

d)	The amounts of deferred tax assets or liabilities resulting from temporary differences and investment tax credits are as follows:

	2023
	January 1	Recognized in profit or loss	Business combination	Exchange differences	December 31

Deferred tax assets
Allowance for doubtful debts	$17,324	$(162)	$979	$(13)	$18,128
Unrealized exchange losses	32,303	(30,475)	-	(468)	1,360
Other long-term employee benefits	-	17,679	109,512	(1,683)	125,508
Accrued paid absences	10,658	12,947	106,839	(1,462)	128,982
Share based payment	-	50,506	-	773	51,279
Loss carried forward	-	122,398	163,087	(3,103)	282,382
Deferred gain of government subsidy	-	(1,100)	8,529	(115)	7,314
Lease liabilities	-	19,012	3,479	(168)	22,323
Unrealized gain in intercompany transactions by consolidation	-	(1,110)	11,033	(151)	9,772
Total	$60,285	$189,695	$403,458	$(6,390)	$647,048

Deferred tax liabilities
Intangible assets	$(841,396)	$403,015	$(10,464,889)	$3,481	$(10,899,789)
Unrealized exchange gain	(11,108)	9,981	-	154	(973)
Property, plant and equipment	-	3,227	(19,354)	258	(15,869)
Financial assets at fair value through other comprehensive income	-	-	(14,299)	205	(14,094)
Other non-current assets	-	(38)	(1,832)	27	(1,843)
Right-of-use assets	-	(10,341)	-	65	(10,276)
Total	$(852,504)	$405,844	$(10,500,374)	$4,190	$(10,942,844)
Information presented on statements of financial position:
Deferred tax assets	$60,285				$647,048
Deferred tax liabilities	$(852,504)				$(10,942,844)
	2024
	January 1	Recognized in profit or loss	Business combination	Effect on other comprehensive income	Exchange Differences	December 31

Deferred tax assets
Allowance for doubtful debts	$18,128	$44,933	$-	$-	$(2,216)	$60,845
Unrealized exchange losses	1,360	16,826	-	-	(425)	17,761
Other long-term employee benefits	125,508	(76,351)	-	-	(9,564)	39,593
Accrued paid absences	128,982	15,932	-	-	(12,046)	132,868
Share based payment	51,279	44,285	-	-	(4,144)	91,420
Loss carried forward	282,382	(230,006)	-	-	(19,724)	32,652
Deferred gain of government subsidy	7,314	(1,745)	-	-	(640)	4,929
Lease liabilities	22,323	1,552	-	-	(2,166)	21,709
Unrealized gain in intercompany transactions by consolidation	9,772	(1,472)	-	-	(882)	7,418
Provision	-	113,864	-	-	(3,506)	110,358
Other	-	38,024	-	-	(765)	37,259
Total	$647,048	$(34,158)	$-	$-	$(56,078)	$556,812

Deferred tax liabilities
Intangible assets	$(10,899,789)	$665,916	$(101,812)	$-	$30,809	$(10,304,876)
Unrealized exchange gain	(973)	(10,329)	-	-	269	(11,033)
Property, plant and equipment	(15,869)	483	-	-	1,491	(13,895)
Financial assets at fair value through other comprehensive income	(14,094)	-	-	(2,814)	1,425	(15,483)
Other non-current assets	(1,843)	1,721	-	-	122	-
Right-of-use assets	(10,276)	9,596	-	-	680	-
Total	$(10,942,844)	$667,387	$(101,812)	$(2,814)	$34,796	$(10,345,287)
Information presented on statements of financial position:
Deferred tax assets	$647,048					$556,812
Deferred tax liabilities	$(10,942,844)					$(10,345,287)
	2025
	January 1	Recognized in profit or loss	Effect on other comprehensive income	Exchange Differences	December 31

Deferred tax assets
Allowance for doubtful debts	$60,845	$(35,917)	$-	$2,347	$27,275
Unrealized exchange losses	17,761	1,959	-	751	20,471
Other long-term employee benefits	39,593	(5,262)	-	162	34,493
Accrued paid absences	132,868	(656)	-	1,001	133,213
Share based payment	91,420	(5,390)	-	4,004	90,034
Loss carried forward	32,652	22,427	-	(1,075)	54,004
Deferred gain of government subsidy	4,929	(1,685)	-	66	3,310
Lease liabilities	21,709	7,122	-	(362)	28,469
Unrealized gain in intercompany transactions by consolidation	7,418	(1 ,966)	-	74	5,526
Provision	110,358	15,127	-	(892)	124,593
Other	37,259	(39,220)	-	1,961	-
Total	$556,812	$(43,461)	$-	$8,037	$521, 388

Deferred tax liabilities
Intangible assets	$(10,304,876)	$5,178,301	$-	$(9,604)	$(5,136,179)
Unrealized exchange gain	(11,033)	6,556	-	(537)	(5,014)
Property, plant and equipment	(13,895)	14,522	-	(627)	-
Financial assets at fair value through other comprehensive income	(15,483)	-	5,229	(206)	(10,460)
Right-of-use assets	-	(12,958)	-	583	(12,375)
Total	$(10,345,287)	$5,186,421	$5,229	$(10,391)	$(5,164,028)
Information presented on statements of financial position:
Deferred tax assets	$556,812				$521,388
Deferred tax liabilities	$(10,345,287)				$(5,164,028)
e)	Expiration dates of unused taxable losses and amounts of unrecognized deferred income tax assets are as follows:

December 31, 2023
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred tax assets	Expiry year
2014	$395,842	$395,842	$395,842	2024
2015	772,710	772,710	772,710	2025
2016	702,197	702,197	702,197	2026
2017	1,270,776	1,270,776	1,270,776	2027
2018	2,343,360	1,217,336	973,999	2028
2019	1,640,432	1,541,734	1,322,884	2029
2020	1,743,853	1,743,853	1,743,853	2030
2021	3,115,008	2,343,174	2,343,174	2031
2022	3,473,641	1,692,838	1,692,838	2032
2023	7,113,019	5,796,947	5,445,297	2033
	$22,570,838	$17,477,407	$16,663,570

December 31, 2024
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred tax assets	Expiry year
2015	$723,694	$723,694	$723,694	2025
2016	857,332	857,332	857,332	2026
2017	1,424,442	1,424,442	1,424,442	2027
2018	2,384,411	1,365,260	1,270,863	2028
2019	1,598,734	1,561,769	1,561,769	2029
2020	1,952,000	1,952,000	1,952,000	2030
2021	2,418,199	1,928,952	1,928,952	2031
2022	2,821,925	577,879	577,879	2032
2023	3,997,369	1,184,498	1,184,498	2033
2024	4,377,614	4,316,177	4,316,177	2034
	$22,555,720	$15,892,003	$15,797,606

December 31, 2025
Year incurred	Amount filed/ assessed	Unused amount	Unrecognized deferred tax assets	Expiry year
2016	$884,768	$884,768	$884,768	2026
2017	1,474,744	1,474,744	1,474,744	2027
2018	2,420,265	1,403,110	1,246,984	2028
2019	1,634,267	1,597,375	1,597,375	2029
2020	1,672,864	1,672,864	1,672,864	2030
2021	1,829,355	1,341,067	1,341,067	2031
2022	1,164,292	1,067,134	1,067,134	2032
2023	2,799,633	2,735,347	2,735,347	2033
2024	2,470,512	2,470,512	2,470,512	2034
2025	4,362,323	4,362,323	4,362,323	2035
	$20,713,023	$19,009,244	$18,853,118
f)	The amounts of deductible temporary difference that are not recognized as deferred tax assets are as follows:

	December 31, 2023	December 31, 2024	December 31, 2025
Deductible temporary differences	$20,521,572	$21,676,130	$20,184,416